INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investments in joint ventures [Abstract]
Opening balance		$ 227	$ 392	$ 294
Return on investments during the year		0	(96)	(82)
Dividends received during the year		(430)	(420)	(100)
Share of profit for the year		534	351	280
Ending balance		331	227	392
Other Operating Costs [Member]
Investments in joint ventures [Abstract]
Share of profit for the year		$ 500	$ 400	$ 300
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Ownership interest	47.50%	47.50%	47.50%